Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Changes in Projected Benefit Obligation and Plan Assets

The following tables set forth information about the plan for the years ended December 31, 2012, 2011 and 2010:

(Dollars in thousands)	2012	2011	2010
Change in projected benefit obligation:
Benefit obligation at beginning of year	$6,560	$6,022	$5,566
Interest cost	338	327	333
Actuarial loss	838	377	528
Benefits paid	(229)	(166)	(405)

Benefit obligation at end of year	7,507	6,560	6,022

Change in plan assets:
Plan assets at estimated fair value at beginning of year	6,828	6,354	6,141
Actual return on plan assets	756	40	618
Benefits paid	(229)	(166)	(405)
Contributions	6	600	—

Fair value of plan assets at end of year	7,361	6,828	6,354

Funded status	$(146)	$268	$332

Components of Net Periodic Cost and Other Comprehensive Loss (Income)

Components of net periodic cost and other comprehensive loss for the years ended December 31:

(Dollars in thousands)	2012	2011	2010
Interest cost on benefit obligation	$338	$327	$333
Expected return on assets	(536)	(501)	(486)
Amortization of unrecognized actuarial loss	258	206	178

Net periodic cost	60	32	25

Other changes in plan assets and benefit obligations recognized in other comprehensive loss, before tax effect:
Actuarial loss	618	838	396
Amortization of unrecognized actuarial loss	(258)	(206)	(178)

Total recognized in other comprehensive loss	360	632	218

Total recognized in net periodic cost and other comprehensive loss	$420	$664	$243

Assumptions Used to Determine Net Periodic Pension Cost

For the years ended December 31, 2012, 2011 and 2010, the assumptions used to determine the net period pension cost are as follows:

	2012	2011	2010
Discount rate	5.25%	5.50%	5.50%
Increase in future compensation levels	—	—	—
Expected long-term rate of return on plan assets	8.00	8.00	8.00

Pension Plan Assets Measured at Fair Value by Asset Category

The Company’s pension plan assets measured at fair value at December 31, 2012, by asset category, are as follows:

	Fair Value Measurements at Reporting Date Using:
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
(Dollars in thousands)
December 31, 2012:
U.S. equity securities	$1,052	$385	$667	$—
Registered investment companies (a)	6,176	6,176	—	—
Money market	133	133	—	—

Totals	$7,361	$6,694	$667	$—

(a)	Includes 57% invested in fixed income funds and 43% invested in equity and index funds.

The Company’s pension plan assets measured at fair value at December 31, 2011, by asset category, are as follows:

	Fair Value Measurements at Reporting Date Using:
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
(Dollars in thousands)
December 31, 2011:
U.S. equity securities	$947	$947	$—	$—
Registered investment companies (a)	2,737	—	2,737	—
Corporate debt securities	1,082	—	1,082	—
U.S. Government and agency securities	1,102	—	1,102	—
Money market	960	960	—	—

Totals	$6,828	$1,907	$4,921	$—

(a)	Includes 13.3% invested in fixed income funds and 86.7% invested in equity and index funds.

The Company’s pension plan assets are generally classified within level 1 or level 2 of the fair value hierarchy (See Note 14, “Fair Value Measurements,” to the Consolidated Financial Statements for a description of the fair value hierarchy) because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency.

Equity securities include 30,294 shares of the Company’s common stock as of December 31, 2012 and 2011. The fair values of the shares on those dates were $385 thousand (5.2% of total plan assets) and 342 thousand (5.0% of total plan assets), respectively.

The investment policy for the defined benefit pension plan sponsored by the Bank is based on ERISA standards for prudent investing. The Bank seeks maximum return while limiting risk, through a balanced portfolio of equity and fixed income investments. The investment objectives also include appreciation of principal with modest requirement for current income. The investment horizon varies with circumstances. Within each asset class, a diversified mix of individual securities and bonds is selected.

To maximize the ability of achieving the Company’s overall goals for the plan’s assets and to provide the required level of income each year, the allocation between common stocks, bonds and cash equivalents shall adhere to the following target allocation based on market value:

Target Allocation
Equities	30-50%
Fixed income	50-70%
Money market	0-10%

Estimated Future Benefit Payments	Estimated future benefit payments, which reflect expected future service, as appropriate, are as follows:

(Dollars in thousands)
2013	$259
2014	274
2015	337
2016	334
2017	358
Years 2018-2022	2,070